Investments - Net Investment Gain for the Master Trust and the Plan's Portion (Details) - EBP 333 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment gain:
Plan's share of net investment income of master trust	$ 120,310
Master Trust
Net investment gain:
Plan's share of net investment income of master trust	(7,991)
Dividend income	9,024
Net investment gain in Master Trust	1,033
Plan's Interest
Net investment gain:
Plan's share of net investment income of master trust	112,976
Dividend income	7,334
Net investment gain in Master Trust	$ 120,310